Principal accounting policies - Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	$ 23,720,000
Fund Investments
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	11,097,000	$ 0
Interest income from short-term investment		0	$ 0
Fund Investments | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	187,000
Listed Equity Securities
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	2,342,000	0
Interest income from short-term investment		0	0
Listed Equity Securities | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	1,157,000
Wealth Management Products
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	700,000
Wealth Management Products | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	52,000	107,000	25,000
Pledged Deposits
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	$ 9,581,000	0
Interest income from short-term investment		$ 0	$ 0
Fixed interest rate of investment	0.20%
Pledged Deposits | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	$ 8,000